Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities – U.S. Treasury debt securities	$ 2,452	$ 1,635	$ 679
Equity securities measured at fair value through earnings	88	31
Fair value of assets	10	60
Fair value of liabilities	(89)	(4)
Contingent consideration on business acquisitions	(15)	(20)
Total	2,446	1,702
U.S. Treasury debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities – U.S. Treasury debt securities	2,452	1,635
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities measured at fair value through earnings	88	31
Total	2,540	1,666
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities – U.S. Treasury debt securities	2,452	1,635
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(79)	56
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business acquisitions	(15)	(20)
Total	(15)	(20)
Designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	0	55
Fair value of liabilities	(84)	(2)
Designated as hedging instrument | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	0	55
Fair value of liabilities	(84)	(2)
Designated as hedging instrument | Significant Other Observable Inputs (Level 2) | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		55
Fair value of liabilities	(84)	(2)
Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	10	5
Fair value of liabilities	(5)	(2)
Not designated as hedging instrument | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	10	5
Fair value of liabilities	(5)	(2)
Not designated as hedging instrument | Significant Other Observable Inputs (Level 2) | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	10	5
Fair value of liabilities	$ (5)	$ (2)